5. EQUITY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Equity [Abstract]
Summary of warrant activity
	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	2,604,096	$2.10 - $12.05	$3.64
Exercised	(218,600)	$1.10	$1.10
Issued	5,618,182	$1.10	$1.10
Cancelled/Expired	(139,357)	$5.00 –$15.00	$6.52
Warrants outstanding at December 31, 2017	7,864,321	$1.10 - $12.05	$1.38
Warrants exercisable at December 31, 2017	7,864,321	$1.10 - $12.05	$1.38

	Fiscal Year Ended March 31,
	2017		2016
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,164,094	$6.68	1,430,738	$6.84
Granted	749,825	$4.10	746,657	$6.30
Exercised	(2,660)	$6.25	(12,049)	$2.15
Cancelled/Forfeited	(307,163)	$5.18	(1,252)	$2.10
Outstanding, end of year	2,604,096	$3.64	2,164,094	$6.68
Exercisable, end of year	2,604,096	$3.64	2,164,094	$6.68
Weighted average estimated fair value of warrants granted		$2.65		$5.11

Assumptions used for warrants granted
Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None

	Year Ended March 31,
	2017	2016
Risk free interest rate	0.7% - 1.93%	1.70%
Average expected life	3.42 – 5.5 years	5 years
Expected volatility	88.2% - 96.0%	98.6%
Expected dividends	None	None

Summary of warrant activity exercisable and outstanding
	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	1,860,101	3.78	$3.67	1,860,101	$3.67
$5.20 - $9.00	711,067	2.77	$6.47	705,067	$6.47
$9.65 - $15.00	32,928	2.37	$12.32	32,928	$12.32
	2,604,096			2,604,096

Awards expected to vest
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	432,047	$10.98	3.64
Expected to vest	27,000	$1.68	9.46
Total	459,047

Number of RSUs
Vested	46,125
Expected to vest	507,375
Total	553,500

Summary of stock options outstanding
	Amount	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2017	432,047	$3.80-$20.50	$10.98
Exercised	–	–	–
Granted	27,000	$1.68	$1.68
Cancelled/Expired	–	–	–
Stock options outstanding at December 31, 2017	459,047	$1.68-$20.50	$10.44
Stock options exercisable at December 31, 2017	432,047	$3.80-$20.50	$10.98

	Fiscal Year Ended March 31,
	2017		2016
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	438,547	$10.94	501,690		$11.00
Granted	–	N/A	–	$	N/A
Exercised	–	N/A	–	$	N/A
Cancelled/Forfeited	(6,500)	$7.96	(63,143)		$11.45
Outstanding, end of year	432,047	$10.98	438,547		$10.94
Exercisable, end of year	414,547	$11.24	388,414		$11.53
Weighted average estimated fair value of options granted		N/A		$	N/A

Detail of options outstanding and exercisable by exercise price
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$3.80 - $9.50	184,047	6.70 years	$6.82	166,547	$6.86
$12.50	163,000	3.39 years	$12.50	163,000	$12.50
$18.00 - $20.50	85,000	1.02 years	$19.03	85,000	$19.03
	432,047			414,547

Schedule of stock-based compensation
	Three Months Ended December 31, 2017	Three Months Ended December 31, 2016	Nine Months Ended December 31, 2017	Nine Months Ended December 31, 2016
Vesting of stock options and restricted stock units	$323,162	$306,159	$887,607	$1,880,150
Total stock-based compensation expense	$323,162	$306,159	$887,607	$1,880,150

Weighted average number of common shares outstanding – basic and diluted	14,950,701	7,927,031	10,927,106	7,768,682

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.02)	$(0.04)	$(0.08)	$(0.24)

	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Vesting of stock options	$2,186,309	$202,844
Total Stock-Based Compensation	$2,186,309	$202,844